TAXATION	12 Months Ended
Dec. 31, 2021
TAXATION
TAXATION

6.    TAXATION

The Company and its subsidiaries file separate income tax returns.

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its subsidiaries in Cayman Islands are not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no Cayman Islands withholding tax is imposed. 10% withholding income tax is levied on the guarantee payment from JinkoPower (Note 28).

British Virgin Islands

Under the current laws of the British Virgin Islands(“BVI”), the Company’s subsidiary in BVI is not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no British Virgin Islands withholding tax is imposed.

People’s Republic of China

On March 16, 2007, the National People’s Congress approved the Corporate Income Tax Law of the People’s Republic of China (the “CIT Law”) with effective on January 1, 2008. The CIT Law enacted a statutory income tax rate of 25%. Jiangxi Jinko, Zhejiang Jinko, Yuhuan Jinko, Haining Jinko, Yiwu Jinko and Xinjiang Jinko were designated by the relevant local authorities as “High and New Technology Enterprises” under the CIT Law. Jiangxi Jinko, Haining Jinko, and Yuhuan Jinko were subject to a preferential tax rate of 15% for 2019, 2020 and 2021. Zhejiang Jinko has successfully renewed this qualification for 2021, 2022 and 2023. Yiwu Jinko was designated by the relevant local authorities as a “High and New Technology Enterprise” in 2021, and will enjoy the preferential tax rate of 15% in 2022 and 2023. Xinjiang Jinko was designated by the relevant local authorities as an “Enterprise in the Encouraged Industry” and was subject to a preferential tax rate of 15% for 2018, 2019 and 2020. It was also designated by the relevant local authorities as a “High and New Technology Enterprise” in 2020, and can enjoy the preferential tax rate of 15% in 2021 and 2022. Yuhuan Jinko and Haining Jinko enjoyed the preferential tax rate of 15% in 2019 and 2020 and will continue to enjoy such rate in 2021. Sichuan Jinko was designated by the relevant local authorities as an “Enterprise in the Encouraged Industry” and was subject to a preferential tax rate of 15% for 2020, 2021 and 2022. Leshan Jinko was designated by the relevant local authorities as an “Enterprise in the Encouraged Industry” and was subject to a preferential tax rate of 15% for 2021, 2022 and 2023.

Under the CIT Law, 10% withholding income tax (“WHT”) will be levied on foreign investors for dividend distributions from foreign invested enterprises’ profit earned after January 1, 2008. For certain treaty jurisdictions such as Hong Kong which has signed double tax arrangement with the PRC, the applicable WHT rate could be reduced to 5% if foreign investors directly hold at least 25% shares of invested enterprises at any time throughout the 12-month period preceding the entitlement to the dividends and they are also qualified as beneficial owners to enjoy the treaty benefit. Deferred income taxes are not provided on undistributed earnings of the Company’s subsidiaries that are intended to be indefinitely reinvested in China. Cumulative undistributed earnings of the Company’s PRC subsidiaries intended to be indefinitely reinvested totaled RMB3,883,577,293, RMB3,878,527,864 and RMB4,928,417,692 as of December 31, 2019, 2020, 2021 respectively, and the amount of the unrecognized deferred tax liability, calculated based on the 10% rate, on the indefinitely reinvested earnings was RMB388,357,729, RMB387,852,786 and RMB492,841,769 as of December 31, 2019, 2020, 2021 respectively.

Hong Kong

The Company’s subsidiaries established in Hong Kong are subject to Hong Kong profit tax at a rate of 16.5% on its assessable profit.

Japan

Jinko Japan is incorporated in Japan and is subject to corporate income tax at 37.6%.

Korea

Jinko Korea is incorporated in Korea and is subject to corporate income tax at 22%.

European Countries

Jinko Switzerland is incorporated in Switzerland and according to its current business model where it employs limited staff and generates income exclusively from trading activities conducted outside Switzerland, is subject to a combined federal, cantonal and communal tax rate of 9.57% in 2021.

Jinko GMBH is incorporated in Germany and is subject to Germany profit tax rate of approximately 33% on the assessable profit.

Jinko Italy is incorporated in Italy and is subject to corporate income tax at 27.9%.

Jinko Portugal is incorporated in Portugal and is subject to corporate income tax at 22.5%.

Jinko Denmark is incorporated in Denmark and is subject to corporate income tax at 22%.

United States

Jinko US, Jinko US holding, and Jinko Solar (U.S.) Industries are Delaware incorporated corporations that are subject to U.S. federal corporate income tax on taxable incomes at a rate of 21% for taxable years beginning after December 31, 2017 and at differing tax rates of various states ranged from 0.75% to 9.99%.

Malaysia

The Income Tax Act 1967 of Malaysia, revised in 1971, enacted a statutory income tax rate of 24%. Nevertheless, Malaysia offers a wide range of tax incentives, including tax exemptions, capital allowances, and enhanced tax deductions, to attract foreign direct investment. Incorporated in Malaysia, Jinko Malaysia is entitled to a five year 100% tax exemption, approved in February 2017 and retrospectively effective from August 2015, under the pioneer status (PS) incentive scheme as a company engaged in producing high technology products identified by the Malaysian Investment Development Authority (MIDA). The tax exemption was expired in August 2020 and Jinko Malaysia is subject to corporate income tax at 24% from August 2020.

Canada

Jinko Canada is incorporated in Canada and is subject to a federal corporate income tax of 15% and provinces and territories income tax of 12%.

Australia

Jinko Australia is incorporated in Australia and is subject to corporate income tax at 30%.

Brazil

Jinko Brazil is incorporated in Brazil and is subject to corporate income tax at 34%.

Mexico

Jinko Mexico is incorporated in Mexico and is subject to corporate income tax at 30%.

Argentina

Cordillera Solar I, S.A., the wholly owned solar power project subsidiary, is incorporated in Argentina and is subject to corporate income tax at 35%.

Composition of Income Tax Expense

Income/(loss) before income taxes for the years ended December 31, 2019, 2020 and 2021 were taxed within the following jurisdictions:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cayman Islands	(22,036,601)	(784,811,121)	199,956,441
PRC	498,042,536	444,368,215	1,120,666,809
Other countries	775,180,276	906,814,798	(230,720,446)
Income before income taxes	1,251,186,211	566,371,892	1,089,902,804

For the year ended December 31, 2021, income before income taxes of Cayman Islands subsidiaries was mainly due to the change in fair value gain of convertible senior notes and call options. Decrease in the income before taxes of other countries was mainly attributable to the lower profit generated by the Group’s subsidiaries in the U.S and the losses in the Group’s Malaysia subsidiaries. The current and deferred positions of income tax expense included in the consolidated statement of operations for the years ended December 31, 2019, 2020 and 2021 are as follows:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current income tax (expenses)/benefits
PRC	(25,562,374)	26,472,926	(280,877,271)
Other countries	39,207,147	(110,725,623)	(175,632,918)
Total current income tax benefits/(expenses)	13,644,773	(84,252,697)	(456,510,189)
Deferred tax (expenses)/benefits
PRC	38,736,514	(7,435,771)	77,741,387
Other countries	(330,360,288)	(86,722,312)	184,628,654
Total deferred tax (expenses)/benefits	(291,623,774)	(94,158,083)	262,370,041
Income tax expenses, net	(277,979,001)	(178,410,780)	(194,140,148)

Reconciliation of the differences between statutory tax rate and the effective tax rate

Reconciliation between the statutory CIT rate of 25% and the Company’s effective tax rate from continuing operations is as follows:

	For the year ended December 31,
	2019	2020	2021
	%	%	%
Statutory CIT rate	25.0	25.0	25.0
Effect of permanent differences:
—Share-based compensation expenses	0.1	0.1	0.1
—Change in fair value of convertible senior notes and call options	0.6	32.0	(4.4)
—Accrued payroll and welfare expenses	0.5	0.4	0.1
—Change of enacted tax rate	0.7	(7.2)	2.1
—Other non-deductible expenses including tax preferences	(7.0)	(6.6)	(1.8)
Difference in tax rate of subsidiaries outside the PRC	4.5	(3.1)	2.2
Effect of tax holiday for subsidiaries	(4.6)	(7.8)	(12.9)
Change in valuation allowance	2.4	(1.3)	7.4
Effective tax rate	22.2	31.5	17.8

Other tax preferences in 2019, 2020 and 2021 was mainly due to the additional income tax deduction amounting of RMB88.0 million, RMB83.3 million and RMB74.1 million for R&D costs approved by local tax bureau in the second quarter of 2019, 2020 and 2021, respectively.

The aggregate amount and per share effect of reduction of CIT for certain PRC subsidiaries as a result of tax holidays are as follows:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
The aggregate amount of effect*	57,373,029	44,190,456	140,234,962
Per share effect—basic	0.34	0.25	0.74
Per share effect—diluted **	0.34	0.25	0.68

* Increase of the aggregated amount of effect in 2021 was mainly attributable to more profit generated by the Groups PRC subsidiaries with preferential tax rates.

**Due to the dilutive impact of call option in 2019 and 2020, the denominator for diluted earnings per share is less than that for the basic earnings per share (Note 22). Therefore, the Company used the basic denominator for both of the basic and diluted effect to calculate above per share effect of tax holidays in 2019 and 2020.

Significant components of deferred tax assets/liability

	As of December 31,
	2020	2021
	RMB	RMB
Net operating losses	166,093,004	473,366,650
Accrued warranty costs	206,022,708	216,937,669
Provision for inventories, accounts receivable, other receivable	84,101,028	101,594,985
Timing difference for revenue recognition of retainage contract	5,797,569	—
Other temporary differences	20,366,550	40,189,249
Impairment for property, plant and equipment and project assets	24,871,785	100,859,570
Total deferred tax assets	507,252,644	932,948,123
Less: Valuation allowance	(136,847,274)	(217,123,698)
Less: Deferred tax liabilities in the same tax jurisdiction	(115,297,938)	(344,057,016)
Deferred tax assets	255,107,432	371,767,409

Timing difference for project assets, property, plant and equipment	(308,201,462)	(375,498,775)
Timing difference for refund of countervailing duties	(134,682,972)	(144,923,075)
Other temporary differences	(1,126,697)	(6,638,295)
Total deferred tax liabilities	(444,011,131)	(527,060,145)
Less: Deferred tax assets in the same tax jurisdiction	115,297,938	344,057,016
Deferred tax liabilities	(328,713,193)	(183,003,129)

Movement of valuation allowance

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
At beginning of year	(114,620,700)	(144,316,817)	(136,847,274)
Current year additions	(62,415,889)	(37,426,345)	(88,666,645)
Utilization and reversal of valuation allowances	32,719,772	44,895,888	8,390,221
At end of year	(144,316,817)	(136,847,274)	(217,123,698)

Valuation allowances were determined by assessing both positive and negative evidence and have been provided on the net deferred tax asset due to the uncertainty surrounding its realization. As of December 31, 2019, 2020 and 2021, valuation allowances of RMB144,316,817, RMB136,847,274and RMB217,123,698 were provided against deferred tax assets because it was more likely than not that such portion of deferred tax will not be realized based on the Group’s estimate of future taxable incomes of all its subsidiaries. If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowances will result in a non-cash income statement benefit when those events occur. Due to the strong financial performance and profitable condition of certain subsidiaries, the Company has determined that the future taxable income of those subsidiaries is sufficient to realize the benefits of such deferred tax assets. As a result, the Company reversed the valuation allowance of RMB32.7 million, RMB44.9million and RMB8.4 million in 2019, 2020 and 2021.